Liability for Employee Rights upon Retirement - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan Disclosure [Line Items]
Severance pay expenses	$ 1,748,000	$ 2,663,000	$ 2,403,000
Defined contribution plan expenses	3,747,000	3,572,000	3,804,000
Scenario Forecast [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution plan expenses expected	$ 4,000,000